Acquisition (Details Textual) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 29, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Issued value of common capital stock					$ 152,235
Trademarks acquired at their historical cost				$ 29,440
Description of social media influencer				MAX is considered a social media influencer with over 600,000 Instagram followers and over 1.5 million YouTube subscribers.
Impairment loss				$ 29,440	99,412
Intangible asset		$ 19,879		$ 29,440	87,745
Prepaid expense					$ 11,667
Description of royalty				Pursuant to the Brand Ambassador Agreement, the Company was to incur a minimum cash payment of $35,000 related to a minimum royalty payment of which $17,500 was paid prior to the Closing Date. The remaining $17,500 was due on January 27, 2019 and was not paid due to cancellation of the agreement.
Fair value of intangible assets acquired				$ 134,735
Asset Purchase Agreement [Member]
Issued value of common capital stock	$ 152,235
Description of business acquisition	The Company completed the acquisition of 100% of the assets of “NFID” from the Seller which consisted of three trademarks related to the NFID brand, the NFID website, shoe designs and samples, and the assumption of a one-year Brand Ambassador Agreement in exchange for 2,000,000 shares of common capital stock of the Company.
Percentage of business acquisition	100.00%
Business acquisition share price	$ 0.08
Fair value of intangible assets acquired	$ 105,295